Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Contract Assets and Liabilities
(1)	Details of contract assets and liabilities as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Contract assets:
Allocation of consideration between performance obligations	￦	191,858	133,893
Contract liabilities:
Wireless service contracts		20,393	18,425
Customer loyalty programs		21,945	17,113
Fixed-line service contracts		65,315	57,327
Security services		32,026	38,109
Others		83,777	52,839

	￦	223,456	183,813

Schedule of Performance Obligations
(2)
The amount of revenue recognized during the year ended December 31, 2019 related to the contract liabilities carried forward from the prior period is ￦117,409 million. Details of revenue expected to be recognized from contract liabilities as of December 31, 2019 are as follows:

(In millions of won)
	Less than 1 year		1 ~ 2 years	More than 2 years	Total
Wireless service contracts	￦	20,393	—	—	20,393
Customer loyalty programs		17,285	3,253	1,407	21,945
Fixed-line service contracts		52,237	13,078	—	65,315
Security services		24,215	5,676	2,135	32,026
Others		77,095	1,578	5,104	83,777

	￦	191,225	23,585	8,646	223,456